Taxes Payable	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes Payable
11.	Taxes Payable
Taxes payable consisted of the following:

	As of December 31,
	2020	2021
	(US$ thousand)
Individual income tax withholding	$330	$2,118
VAT payable	1,182	299
Corporate income taxes payable	626	1
Other taxes payable	33	17

	$2,171	$2,435